LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 1,211
2022	1,187
2023	1,080
2024	1,049
2032-2025	7,647
Total undiscounted lease payments	12,174
Less: imputed interest	(3,160)
Present value of lease liabilities	$ 9,014